UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21775

Oppenheimer International Diversified Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: April 30

Date of reporting period: 10/31/2013

Item 1. Reports to Stockholders.

Class A Shares

AVERAGE ANNUAL TOTAL RETURNS AT 10/31/13

	Class A Shares of the Fund
	Without Sales Charge	With Sales Charge	MSCI All Country World ex USA Index	MSCI EAFE Index	MSCI World Index
6-Month	10.15%	3.81%	6.66%	8.53%	9.68%
1-Year	25.37	18.16	20.29	26.88	25.77
5-Year	17.22	15.84	12.48	11.99	13.34
Since Inception (9/27/05)	7.60	6.82	5.52	4.96	5.74

Performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fund returns include changes in share price, reinvested distributions, and a 5.75% maximum applicable sales charge except where “without sales charge” is indicated. Current performance may be lower or higher than the performance quoted. Returns do not consider capital gains or income taxes on an individual’s investment. Returns for periods of less than one year are cumulative and not annualized. For performance data current to the most recent month-end, visit oppenheimerfunds.com or call 1.800.CALL OPP (225.5677).

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Fund Performance Discussion

The Fund’s Class A shares (without sales charge) returned 10.15% during the reporting period. On a relative basis, the Fund outperformed its benchmarks, the MSCI All Country World ex USA Index, the MSCI EAFE Index and the MSCI World Index, which returned 6.66%, 8.53% and 9.68%, respectively.

MARKET OVERVIEW

Accommodative monetary policies on the part of central banks in the U.S., Europe and Japan, combined with supportive equity valuations relative to bonds, resulted in a rally among global equity markets over the first four months of 2013. However, markets became volatile early in the reporting period when relatively hawkish remarks by Federal Reserve (“Fed”) chairman Ben Bernanke were widely interpreted as a signal that U.S. monetary policymakers would begin to back away from their quantitative easing program sooner than expected. Additionally, fears began to creep into the market about a possible slowdown in the world’s emerging economies. As a result, risk assets sold off across the board, with Japanese stocks and emerging market debt absorbing the brunt of the selling. Global equity markets resumed their upward trend over the second half of the reporting period when the Fed clarified that the timeframe in which it would taper would be later rather than earlier.

FUND REVIEW

The Fund’s diversified portfolio consisted primarily of six Oppenheimer mutual funds during the reporting period: on the equity side, Oppenheimer International Growth Fund, Oppenheimer Master International Value Fund, LLC, Oppenheimer International Value Fund, Oppenheimer Developing Markets Fund and Oppenheimer International Small Company Fund. Effective January 2, 2014, the Fund will no longer invest in Oppenheimer International Bond Fund as an underlying holding. We believe investors looking for a core international equity product prefer a pure equity portfolio.1

During the reporting period, the Fund’s underlying equity funds produced positive performance and outperformed their respective benchmarks. Oppenheimer International Small Company Fund and Oppenheimer International Growth Fund were the strongest contributors to performance. Oppenheimer International Small Company Fund’s performance was driven by investments in the consumer discretionary, health care and information technology sectors. Oppenheimer International Growth Fund received its strongest contributions from select holdings

1.	As of the end of the period, the Fund invested in Class I shares of all underlying funds discussed in this Fund Performance Discussion, except for Oppenheimer Master International Value Fund, LLC, which does not offer Class I shares.

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in the consumer discretionary, industrials and information technology sectors. Oppenheimer Master International Value Fund, LLC, and Oppenheimer International Value Fund, which are similarly managed, also benefited the Fund’s performance this period. Both of these underlying funds received their most meaningful contributions to absolute performance from holdings in the consumer discretionary, information technology and financials sectors.

George R. Evans Portfolio Manager

Oppenheimer International Bond Fund produced a negative return this period and underperformed its Reference Index, a customized weighted index currently comprised of 50% of the Citigroup Non-U.S. Dollar World Government Bond Index, 30% of the JPMorgan Government Bond Index - Emerging Markets Global Diversified, and 20% of the JPMorgan Emerging Markets Bond Index Global Diversified, which returned -3.10%. The underlying fund’s losses occurred over the first half of the period after the Fed’s talk of potentially tapering its quantitative easing program.

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Top Holdings and Allocations

ASSET CLASS ALLOCATION

Foreign Equity Funds:	91.2%
Oppenheimer International Growth Fund, Cl. I	31.2
Oppenheimer Master International Value Fund, LLC	19.9
Oppenheimer International Small Company Fund, Cl. I	16.8
Oppenheimer Developing Markets Fund, Cl. I	13.6
Oppenheimer International Value Fund, Cl. I	9.7
Foreign Fixed Income Fund	7.7
Oppenheimer International Bond Fund, Cl. I	7.7
Money Market Fund	1.1
Oppenheimer Institutional Money Market Fund, Cl. E	1.1

Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2013, and are based on the total market value of investments.

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Share Class Performance

AVERAGE ANNUAL TOTAL RETURNS WITHOUT SALES CHARGE AS OF 10/31/13

	Inception Date	6-Month	1-Year	5-Year	Since Inception
Class A (OIDAX)	9/27/05	10.15%	25.37%	17.22%	7.60%
Class B (OIDBX)	9/27/05	9.57%	24.23%	16.19%	6.92%
Class C (OIDCX)	9/27/05	9.65%	24.36%	16.32%	6.79%
Class I (OIDIX)	8/28/12	10.80%	26.46%	N/A	27.73%
Class N (OIDNX)	9/27/05	9.95%	24.99%	16.86%	7.27%
Class Y (OIDYX)	9/27/05	10.34%	25.70%	17.58%	7.96%

AVERAGE ANNUAL TOTAL RETURNS WITH SALES CHARGE AS OF 10/31/13

	Inception Date	6-Month	1-Year	5-Year	Since Inception
Class A (OIDAX)	9/27/05	3.81%	18.16%	15.84%	6.82%
Class B (OIDBX)	9/27/05	4.57%	19.23%	15.97%	6.92%
Class C (OIDCX)	9/27/05	8.65%	23.36%	16.32%	6.79%
Class I (OIDIX)	8/28/12	10.80%	26.46%	N/A	27.73%
Class N (OIDNX)	9/27/05	8.95%	23.99%	16.86%	7.27%
Class Y (OIDYX)	9/27/05	10.34%	25.70%	17.58%	7.96%

The performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Returns do not consider capital gains or income taxes on an individual’s investment. For performance data current to the most recent month-end, visit oppenheimerfunds.com or call 1.800.CALL OPP (225.5677). Fund returns include changes in share price, reinvested distributions, and the applicable sales charge: for Class A shares, the current maximum initial sales charge of 5.75%; for Class B shares, the contingent deferred sales charge of 5% (1-year) and 2% (5-year); and for Class C and Class N shares, the contingent deferred sales charge of 1% for the 1-year period. There is no sales charge for Class I and Class Y shares. Because Class B shares convert to Class A shares 72 months after purchase, the since inception return for Class B shares uses Class A performance for the period after conversion. Returns for periods of less than one year are cumulative and not annualized.

The Fund’s performance is compared to the performance of the MSCI All Country World ex USA Index, the MSCI EAFE Index and the MSCI World Index. The MSCI All Country World ex USA Index is designed to measure the equity market performance of developed and emerging markets and excludes the U.S. The MSCI EAFE Index (Europe, Australasia, Far East) is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI World Index is designed to measure the equity market performance of developed markets. The indices are unmanaged and cannot be purchased directly by investors. Index performance includes reinvestment of income, but does not reflect transaction costs, fees, expenses or taxes. Index performance is shown for illustrative

6    OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

purposes only as a benchmark for the Fund’s performance, and does not predict or depict performance of the Fund. The Fund’s performance reflects the effects of the Fund’s business and operating expenses.

The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc. or its affiliates.

Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and summary prospectuses contain this and other information about the funds, and may be obtained by asking your financial advisor, visiting oppenheimerfunds.com, or calling 1.800.CALL OPP (225.5677). Read prospectuses and summary prospectuses carefully before investing.

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

7    OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

Fund Expenses

Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended October 31, 2013.

Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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Actual	Beginning Account Value May 1, 2013	Ending Account Value October 31, 2013	Expenses Paid During 6 Months Ended October 31, 2013
Class A	$1,000.00	$1,101.50	$3.61
Class B	1,000.00	1,095.70	8.38
Class C	1,000.00	1,096.50	7.64
Class I	1,000.00	1,108.00	1.01
Class N	1,000.00	1,099.50	5.25
Class Y	1,000.00	1,103.40	2.23

Hypothetical (5% return before expenses)
Class A	1,000.00	1,021.78	3.47
Class B	1,000.00	1,017.24	8.07
Class C	1,000.00	1,017.95	7.35
Class I	1,000.00	1,024.25	0.97
Class N	1,000.00	1,020.21	5.05
Class Y	1,000.00	1,023.09	2.14

Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated funds, based on the 6-month period ended October 31, 2013 are as follows:

Class	Expense Ratios
Class A	0.68%
Class B	1.58
Class C	1.44
Class I	0.19
Class N	0.99
Class Y	0.42

The expense ratios reflect voluntary waivers and/or reimbursements of expenses by the Fund’s Manager and Transfer Agent. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

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STATEMENT OF INVESTMENTS    October 31, 2013 / Unaudited

	Shares	Value
Investment Companies—99.7%[1]
Foreign Equity Funds—91.0%
Oppenheimer Developing Markets Fund, Cl. I	9,630,759	$365,102,059
Oppenheimer International Growth Fund, Cl. I	22,468,944	835,620,022
Oppenheimer International Small Company Fund, Cl. I	14,673,271	450,175,964
Oppenheimer International Value Fund, Cl. I	13,632,937	260,934,419
Oppenheimer Master International Value Fund, LLC	45,577,818	533,278,517

		2,445,110,981

Foreign Fixed Income Fund—7.6%
Oppenheimer International Bond Fund, Cl. I	33,334,268	205,339,090

Money Market Fund—1.1%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.11%[2]	30,178,409	30,178,409
Total Investments, at Value (Cost $1,930,548,458)	99.7%	2,680,628,480
Assets in Excess of Other Liabilities	0.3	7,614,077

Net Assets	100.0%	$2,688,242,557

Footnotes to Statement of Investments

1.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended October 31, 2013, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares April 30, 2013	Gross Additions		Gross Reductions		Shares October 31, 2013
Oppenheimer Developing Markets Fund, Cl. I	—	9,767,974	[a]	137,215		9,630,759
Oppenheimer Developing Markets Fund, Cl. Y	9,169,933	66,143		9,236,076	[a]	—
Oppenheimer Institutional Money Market Fund, Cl. E	1,985,948	123,571,584		95,379,123		30,178,409
Oppenheimer International Bond Fund, Cl. I	—	33,851,362	[a]	517,094		33,334,268
Oppenheimer International Bond Fund, Cl. Y	30,836,692	239,477		31,076,169	[a]	—
Oppenheimer International Growth Fund, Cl. I	—	22,746,020	[a]	277,076		22,468,944
Oppenheimer International Growth Fund, Cl. Y	21,532,557	140,932		21,673,489	[a]	—
Oppenheimer International Small Company Fund, Cl. I	—	14,823,105	[a]	149,834		14,673,271
Oppenheimer International Small Company Fund, Cl. Y	14,077,727	193,819		14,271,546	[a]	—
Oppenheimer International Value Fund, Cl. I	—	13,632,937	[a]	—		13,632,937
Oppenheimer International Value Fund, Cl. Y	13,632,937	—		13,632,937	[a]	—
Oppenheimer Master International Value Fund, LLC	42,562,276	4,830,561		1,815,019		45,577,818

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Footnotes to Statement of Investments (Continued)

	Value	Income		Realized Gain (Loss)
Oppenheimer Developing Markets Fund, Cl. I	$365,102,059	—		$(194,445)
Oppenheimer Developing Markets Fund, Cl. Y	—	—		(609)
Oppenheimer Institutional Money Market Fund, Cl. E	30,178,409	9,513		—
Oppenheimer International Bond Fund, Cl. I	205,339,090	3,462,865		(244,284)
Oppenheimer International Bond Fund, Cl. Y	—	484,770		(438)
Oppenheimer International Growth Fund, Cl. I	835,620,022	—		(49,856)
Oppenheimer International Growth Fund, Cl. Y	—	—		(194)
Oppenheimer International Small Company Fund, Cl. I	450,175,964	—		(62,371)
Oppenheimer International Small Company Fund, Cl. Y	—	—		(7,992)
Oppenheimer International Value Fund, Cl. I	260,934,419	—		—
Oppenheimer International Value Fund, Cl. Y	—	—		—
Oppenheimer Master International Value Fund, LLC	533,278,517	4,732,550	[b]	31,443,948 [b]

	$2,680,628,480	$8,689,698		$30,883,759

a.	The Fund elected to invest in Class I Shares of the Underlying Funds as they became available to investors.
b.	Represents the amount allocated to the Fund from Oppenheimer Master International Value Fund, LLC.
2.	Rate shown is the 7-day yield as of October 31, 2013.

See accompanying Notes to Financial Statements.

11    OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

STATEMENT OF ASSETS AND LIABILITIES    October 31, 2013/    Unaudited

Assets
Investments, at value—see accompanying statement of investments—affiliated companies (cost $1,930,548,458)	$2,680,628,480
Cash	345,205
Receivables and other assets:
Shares of beneficial interest sold	12,585,724
Dividends	649,333
Investments sold	245,886
Other	100,592

Total assets	2,694,555,220
Liabilities
Payables and other liabilities:
Shares of beneficial interest redeemed	3,085,592
Investments purchased	1,930,351
Transfer and shareholder servicing agent fees	484,423
Distribution and service plan fees	469,760
Trustees’ compensation	162,733
Shareholder communications	153,587
Other	26,217

Total liabilities	6,312,663
Net Assets	$2,688,242,557

Composition of Net Assets
Par value of shares of beneficial interest	$186,916
Additional paid-in capital	2,513,450,327
Accumulated net investment income	7,901,104
Accumulated net realized loss on investments	(583,375,812)
Net unrealized appreciation on investments	750,080,022

Net Assets	$2,688,242,557

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Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $1,541,032,524 and 106,747,328 shares of beneficial interest outstanding)	$14.44
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$15.32

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $76,178,735 and 5,411,299 shares of beneficial interest outstanding)	$14.08

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $473,505,685 and 33,602,440 shares of beneficial interest outstanding)	$14.09

Class I Shares:
Net asset value, redemption price and offering price per share (based on net assets of $41,892,518 and 2,855,772 shares of beneficial interest outstanding)	$14.67

Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $164,749,056 and 11,554,407 shares of beneficial interest outstanding)	$14.26

Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $390,884,039 and 26,744,900 shares of beneficial interest outstanding)	$14.62

See accompanying Notes to Financial Statements.

13    OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

STATEMENT OF OPERATIONS    For the Six Months Ended October 31, 2013/    Unaudited

Allocation of Income and Expenses from Master Fund[1]
Net investment income allocated from Oppenheimer Master International Value Fund, LLC:
Dividends	$4,732,550
Expenses	(1,976,158)

Net investment income allocated from Oppenheimer Master International Value Fund, LLC	2,756,392

Investment Income
Dividends from affiliated companies	3,957,148
Interest	138
Other income	22,530

Total investment income	3,979,816

Expenses

Distribution and service plan fees:
Class A	1,752,492
Class B	384,988
Class C	2,147,747
Class N	372,484

Transfer and shareholder servicing agent fees:
Class A	1,577,083
Class B	135,519
Class C	480,596
Class I	4,101
Class N	223,938
Class Y	390,294

Shareholder communications:
Class A	287,078
Class B	41,036
Class C	88,946
Class I	79
Class N	13,615
Class Y	35,237
Trustees’ compensation	24,274
Custodian fees and expenses	8,503
Other	45,104

Total expenses	8,013,114
Less waivers and reimbursements of expenses	(102,811)

Net expenses	7,910,303
Net Investment Loss	(1,174,095)

1.	The Fund invests in certain affiliated mutual funds that expect to be treated as partnerships for tax purposes. See Note 1 of the accompanying Notes.

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Realized and Unrealized Gain (Loss)
Net realized loss on investments from affiliated companies	$(560,189)
Net realized gain allocated from Oppenheimer Master International Value Fund, LLC	31,443,948

Net realized gain	30,883,759
Net change in unrealized appreciation/depreciation on investments	243,647,470
Net change in unrealized appreciation/depreciation allocated from Oppenheimer Master
International Value Fund, LLC	(34,200,340)

Net change in unrealized appreciation/depreciation	209,447,130
Net Increase in Net Assets Resulting from Operations	$239,156,794

See accompanying Notes to Financial Statements.

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STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended October 31, 2013 (Unaudited)	Year Ended April 30, 2013
Operations
Net investment income (loss)	$(1,174,095)	$17,708,304
Net realized gain	30,883,759	34,269,663
Net change in unrealized appreciation/depreciation	209,447,130	284,240,187

Net increase in net assets resulting from operations	239,156,794	336,218,154
Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	—	(20,207,344)
Class B	—	(665,546)
Class C	—	(3,842,323)
Class I	—	(189,990)
Class N	—	(1,840,900)
Class Y	—	(5,005,387)

	—	(31,751,490)
Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	57,517,503	13,052,339
Class B	(13,249,025)	(34,062,380)
Class C	23,271,956	(15,370,710)
Class I	27,797,717	9,617,997
Class N	9,323,650	6,350,516
Class Y	48,391,370	53,211,727

	153,053,171	32,799,489
Net Assets
Total increase	392,209,965	337,266,153
Beginning of period	2,296,032,592	1,958,766,439

End of period (including accumulated net investment income of $7,901,104 and $9,075,199, respectively)	$2,688,242,557	$2,296,032,592

See accompanying Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

Class A	Six Months Ended October 31, 2013 (Unaudited)	Year Ended April 30, 2013	Year Ended April 30, 2012	Year Ended April 29, 2011[1]	Year Ended April 30, 2010	Year Ended April 30, 2009
Per Share Operating Data
Net asset value, beginning of period	$13.11	$11.30	$13.03	$11.04	$7.57	$12.86
Income (loss) from investment operations:
Net investment income[2]	0.00 [3]	0.12	0.22	0.30	0.20	0.19
Net realized and unrealized gain (loss)	1.33	1.90	(1.69)	1.93	3.49	(5.05)

Total from investment operations	1.33	2.02	(1.47)	2.23	3.69	(4.86)
Dividends and/or distributions to shareholders:
Dividends from net investment income	0.00	(0.21)	(0.26)	(0.24)	(0.22)	0.00
Distributions from net realized gain	0.00	0.00	0.00	0.00	0.00	(0.43)

Total dividends and/or distributions to shareholders	0.00	(0.21)	(0.26)	(0.24)	(0.22)	(0.43)
Net asset value, end of period	$14.44	$13.11	$11.30	$13.03	$11.04	$7.57

Total Return, at Net Asset Value[4]	10.15%	18.06%	(11.09)%	20.31%	48.79%	(37.65)%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,541,033	$1,344,557	$1,153,159	$1,251,013	$910,248	$514,535
Average net assets (in thousands)	$1,386,512	$1,163,778	$1,116,268	$1,016,021	$744,582	$738,073
Ratios to average net assets:[5,6]
Net investment income	0.04%	1.05%	1.99%	2.56%	2.02%	2.03%
Total expenses[7]	0.69%	0.68%	0.68%	0.67%	0.68%	0.60%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.68%	0.67%	0.68%	0.67%	0.68%	0.57%
Portfolio turnover rate	1%	9%	13%	5%	9%	34%

17    OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

FINANCIAL HIGHLIGHTS    Continued

1.	April 29, 2011 represents the last business day of the Fund’s reporting period.
2.	Per share amounts calculated based on the average shares outstanding during the period.
3.	Less than $0.005.
4.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
5.	Annualized for periods less than one full year.
6.	Includes the Fund’s share of the allocated expenses and/or net investment income from Oppenheimer Master International Value Fund, LLC.
7.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended October 31, 2013	1.32%
Year Ended April 30, 2013	1.40%
Year Ended April 30, 2012	1.37%
Year Ended April 29, 2011	1.34%
Year Ended April 30, 2010	1.40%
Year Ended April 30, 2009	1.42%

See accompanying Notes to Financial Statements.

18    OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

Class B	Six Months Ended October 31, 2013 (Unaudited)	Year Ended April 30, 2013	Year Ended April 30, 2012	Year Ended April 29, 2011[1]	Year Ended April 30, 2010	Year Ended April 30, 2009
Per Share Operating Data
Net asset value, beginning of period	$12.85	$11.06	$12.73	$10.80	$7.42	$12.73
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.06)	0.02	0.11	0.18	0.11	0.11
Net realized and unrealized gain (loss)	1.29	1.86	(1.64)	1.89	3.41	(4.99)

Total from investment operations	1.23	1.88	(1.53)	2.07	3.52	(4.88)
Dividends and/or distributions to shareholders:
Dividends from net investment income	0.00	(0.09)	(0.14)	(0.14)	(0.14)	0.00
Distributions from net realized gain	0.00	0.00	0.00	0.00	0.00	(0.43)

Total dividends and/or distributions to shareholders	0.00	(0.09)	(0.14)	(0.14)	(0.14)	(0.43)
Net asset value, end of period	$14.08	$12.85	$11.06	$12.73	$10.80	$7.42

Total Return, at Net Asset Value[3]	9.57%	17.07%	(11.87)%	19.24%	47.52%	(38.19)%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$76,179	$82,632	$104,293	$140,225	$120,338	$81,764
Average net assets (in thousands)	$77,042	$88,638	$115,004	$123,708	$108,398	$112,481
Ratios to average net assets:[4,5]
Net investment income (loss)	(0.85)%	0.15%	1.04%	1.63%	1.13%	1.18%
Total expenses[6]	1.62%	1.69%	1.68%	1.66%	1.70%	1.56%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.58%	1.57%	1.57%	1.57%	1.54%	1.43%
Portfolio turnover rate	1%	9%	13%	5%	9%	34%

19    OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

FINANCIAL HIGHLIGHTS    Continued

1.	April 29, 2011 represents the last business day of the Fund’s reporting period.
2.	Per share amounts calculated based on the average shares outstanding during the period.
3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
4.	Annualized for periods less than one full year.
5.	Includes the Fund’s share of the allocated expenses and/or net investment income from Oppenheimer Master International Value Fund, LLC.
6.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended October 31, 2013	2.25%
Year Ended April 30, 2013	2.41%
Year Ended April 30, 2012	2.37%
Year Ended April 29, 2011	2.33%
Year Ended April 30, 2010	2.42%
Year Ended April 30, 2009	2.38%

See accompanying Notes to Financial Statements.

20    OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

Class C	Six Months Ended October 31, 2013 (Unaudited)	Year Ended April 30, 2013	Year Ended April 30, 2012	Year Ended April 29, 2011[1]	Year Ended April 30, 2010	Year Ended April 30, 2009
Per Share Operating Data
Net asset value, beginning of period	$12.85	$11.08	$12.75	$10.83	$7.44	$12.74
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.05)	0.04	0.13	0.20	0.12	0.11
Net realized and unrealized gain (loss)	1.29	1.86	(1.64)	1.88	3.42	(4.98)

Total from investment operations	1.24	1.90	(1.51)	2.08	3.54	(4.87)
Dividends and/or distributions to shareholders:
Dividends from net investment income	0.00	(0.13)	(0.16)	(0.16)	(0.15)	0.00
Distributions from net realized gain	0.00	0.00	0.00	0.00	0.00	(0.43)

Total dividends and/or distributions to shareholders	0.00	(0.13)	(0.16)	(0.16)	(0.15)	(0.43)
Net asset value, end of period	$14.09	$12.85	$11.08	$12.75	$10.83	$7.44

Total Return, at Net Asset Value[3]	9.65%	17.20%	(11.70)%	19.25%	47.65%	(38.09)%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$473,506	$409,450	$370,541	$468,816	$383,642	$240,961
Average net assets (in thousands)	$422,611	$362,107	$389,384	$400,491	$330,282	$343,343
Ratios to average net assets:[4,5]
Net investment income (loss)	(0.71)%	0.31%	1.16%	1.76%	1.22%	1.25%
Total expenses[6]	1.45%	1.43%	1.45%	1.43%	1.44%	1.33%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.44%	1.42%	1.45%	1.43%	1.44%	1.33%
Portfolio turnover rate	1%	9%	13%	5%	9%	34%

21    OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

FINANCIAL HIGHLIGHTS    Continued

1.	April 29, 2011 represents the last business day of the Fund’s reporting period.
2.	Per share amounts calculated based on the average shares outstanding during the period.
3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
4.	Annualized for periods less than one full year.
5.	Includes the Fund’s share of the allocated expenses and/or net investment income from Oppenheimer Master International Value Fund, LLC.
6.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended October 31, 2013	2.08%
Year Ended April 30, 2013	2.15%
Year Ended April 30, 2012	2.14%
Year Ended April 29, 2011	2.10%
Year Ended April 30, 2010	2.16%
Year Ended April 30, 2009	2.17%

See accompanying Notes to Financial Statements.

22    OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

Class I	Six Months Ended October 31, 2013 (Unaudited)	Period Ended April 30, 2013[1]
Per Share Operating Data
Net asset value, beginning of period	$13.24	$11.25
Income (loss) from investment operations:
Net investment income[2]	0.04	0.05
Net realized and unrealized gain	1.39	2.21

Total from investment operations	1.43	2.26
Dividends and/or distributions to shareholders:
Dividends from net investment income	0.00	(0.27)
Distributions from net realized gain	0.00	0.00

Total dividends and/or distributions to shareholders	0.00	(0.27)
Net asset value, end of period	$14.67	$13.24

Total Return, at Net Asset Value[3]	10.80%	20.33%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$41,892	$10,196
Average net assets (in thousands)	$24,830	$4,967
Ratios to average net assets:[4,5]
Net investment income	0.54%	0.59%
Total expenses[6]	0.20%	0.27%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.19%	0.26%
Portfolio turnover rate	1%	9%

23    OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

FINANCIAL HIGHLIGHTS    Continued

1.	For the period from August 28, 2012 (inception of offering) to April 30, 2013.
2.	Per share amounts calculated based on the average shares outstanding during the period.
3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
4.	Annualized for periods less than one full year.
5.	Includes the Fund’s share of the allocated expenses and/or net investment income from Oppenheimer Master International Value Fund, LLC.
6.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended October 31, 2013	0.83%
Period Ended April 30, 2013	0.99%

See accompanying Notes to Financial Statements.

24    OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

Class N	Six Months Ended October 31, 2013 (Unaudited)	Year Ended April 30, 2013	Year Ended April 30, 2012	Year Ended April 29, 2011[1]	Year Ended April 30, 2010	Year Ended April 30, 2009
Per Share Operating Data
Net asset value, beginning of period	$12.97	$11.19	$12.89	$10.94	$7.51	$12.81
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.02)	0.09	0.19	0.25	0.17	0.17
Net realized and unrealized gain (loss)	1.31	1.87	(1.67)	1.90	3.46	(5.04)

Total from investment operations	1.29	1.96	(1.48)	2.15	3.63	(4.87)
Dividends and/or distributions to shareholders:
Dividends from net investment income	0.00	(0.18)	(0.22)	(0.20)	(0.20)	0.00
Distributions from net realized gain	0.00	0.00	0.00	0.00	0.00	(0.43)

Total dividends and/or distributions to shareholders	0.00	(0.18)	(0.22)	(0.20)	(0.20)	(0.43)
Net asset value, end of period	$14.26	$12.97	$11.19	$12.89	$10.94	$7.51

Total Return, at Net Asset Value[3]	9.95%	17.64%	(11.28)%	19.81%	48.39%	(37.87)%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$164,749	$140,798	$116,120	$112,550	$91,748	$47,209
Average net assets (in thousands)	$146,349	$119,129	$111,079	$101,565	$71,007	$54,203
Ratios to average net assets:[4,5]
Net investment income (loss)	(0.27)%	0.76%	1.67%	2.20%	1.72%	1.89%
Total expenses[6]	1.00%	1.01%	1.00%	1.04%	1.02%	0.97%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.99%	1.00%	1.00%	1.03%	0.98%	0.88%
Portfolio turnover rate	1%	9%	13%	5%	9%	34%

25    OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

FINANCIAL HIGHLIGHTS    Continued

1.	April 29, 2011 represents the last business day of the Fund’s reporting period.
2.	Per share amounts calculated based on the average shares outstanding during the period.
3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
4.	Annualized for periods less than one full year.
5.	Includes the Fund’s share of the allocated expenses and/or net investment income from Oppenheimer Master International Value Fund, LLC.
6.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended October 31, 2013	1.63%
Year Ended April 30, 2013	1.73%
Year Ended April 30, 2012	1.69%
Year Ended April 29, 2011	1.71%
Year Ended April 30, 2010	1.74%
Year Ended April 30, 2009	1.79%

See accompanying Notes to Financial Statements.

26    OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

Class Y	Six Months Ended October 31, 2013 (Unaudited)	Year Ended April 30, 2013	Year Ended April 30, 2012	Year Ended April 29, 2011[1]	Year Ended April 30, 2010	Year Ended April 30, 2009
Per Share Operating Data
Net asset value, beginning of period	$13.25	$11.42	$13.16	$11.16	$7.65	$12.93
Income (loss) from investment operations:
Net investment income[2]	0.02	0.16	0.24	0.35	0.25	0.24
Net realized and unrealized gain (loss)	1.35	1.91	(1.70)	1.93	3.51	(5.09)

Total from investment operations	1.37	2.07	(1.46)	2.28	3.76	(4.85)
Dividends and/or distributions to shareholders:
Dividends from net investment income	0.00	(0.24)	(0.28)	(0.28)	(0.25)	0.00
Distributions from net realized gain	0.00	0.00	0.00	0.00	0.00	(0.43)

Total dividends and/or distributions to shareholders	0.00	(0.24)	(0.28)	(0.28)	(0.25)	(0.43)
Net asset value, end of period	$14.62	$13.25	$11.42	$13.16	$11.16	$7.65

Total Return, at Net Asset Value[3]	10.34%	18.31%	(10.85)%	20.56%	49.32%	(37.36)%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$390,884	$308,400	$214,653	$209,099	$78,793	$21,871
Average net assets (in thousands)	$329,773	$246,307	$192,114	$122,708	$46,070	$24,956
Ratios to average net assets:[4,5]
Net investment income	0.30%	1.36%	2.13%	2.98%	2.41%	2.65%
Total expenses[6]	0.43%	0.44%	0.49%	0.42%	0.29%	0.22%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.42%	0.43%	0.49%	0.40%	0.29%	0.21%
Portfolio turnover rate	1%	9%	13%	5%	9%	34%

27    OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

FINANCIAL HIGHLIGHTS    Continued

1.	April 29, 2011 represents the last business day of the Fund’s reporting period.
2.	Per share amounts calculated based on the average shares outstanding during the period.
3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
4.	Annualized for periods less than one full year.
5.	Includes the Fund’s share of the allocated expenses and/or net investment income from Oppenheimer Master International Value Fund, LLC.
6.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended October 31, 2013	1.06%
Year Ended April 30, 2013	1.16%
Year Ended April 30, 2012	1.18%
Year Ended April 29, 2011	1.09%
Year Ended April 30, 2010	1.01%
Year Ended April 30, 2009	1.04%

See accompanying Notes to Financial Statements.

28    OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

NOTES TO FINANCIAL STATEMENTS    Unaudited

1. Significant Accounting Policies

Oppenheimer International Diversified Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Fund’s investment objective is to seek capital appreciation. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

The Fund offers Class A, Class C, Class I, Class N and Class Y shares, and previously offered Class B shares for new purchase through June 29, 2012. Subsequent to that date, no new purchases of Class B shares are permitted, however reinvestment of dividend and/or capital gain distributions and exchanges of Class B shares into and from other Oppenheimer funds will be allowed. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class C and Class N shares are sold, and Class B shares were sold, without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class I and Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class I and Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N shares have separate distribution and/or service plans under which they pay fees. Class I and Class Y shares do not pay such fees. Class B shares will automatically convert to Class A shares 72 months after the date of purchase. Class I shares were first publicly offered on August 28, 2012.

The following is a summary of significant accounting policies consistently followed by the Fund.

Risks of Investing in the Underlying Funds. Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is the investment adviser of IMMF, and the Sub-Adviser provides investment and related advisory services to IMMF. When applicable, the

29    OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

NOTES TO FINANCIAL STATEMENTS    Unaudited / Continued

1. Significant Accounting Policies (Continued)

Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.

Investment in Oppenheimer Master Fund. The Fund is permitted to invest in entities sponsored and/or advised by the Manager or an affiliate. Certain of these entities in which the Fund invests are mutual funds registered under the Investment Company Act of 1940 that expect to be treated as partnerships for tax purposes, specifically Oppenheimer Master International Value Fund, LLC (the “Master Fund”). The Master Fund has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Master Fund than in another, the Fund will have greater exposure to the risks of that Master Fund.

The investment objective of the Master Fund is to seek long-term capital appreciation by investing in common stocks of foreign companies that the Manager believes are undervalued. The Fund’s investment in the Master Fund is included in the Statement of Investments. The Fund recognizes income and gain (loss) on its investment in the Master Fund according to its allocated pro-rata share, based on its relative proportion of total outstanding Master Fund shares held, of the total net income earned and the net gain (loss) realized on investments sold by the Master Fund. As a shareholder, the Fund is subject to its proportional share of the Master Fund’s expenses, including its management fee.

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.

During the fiscal year ended April 30, 2013, the Fund utilized $38,833,115 of capital loss carryforward to offset capital gains realized in that fiscal year. Details of the fiscal year ended April 30, 2013 capital loss carryforwards are included in the table below. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates. Capital losses with no expiration will be carried forward to future years if not offset by gains.

30    OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

1. Significant Accounting Policies (Continued)

Expiring
2017	$119,567,079
2018	315,770,085
No expiration	64,626,578

Total	$499,963,742

As of October 31, 2013, it is estimated that the capital loss carryforwards would be $435,337,164 expiring by 2018 and $64,626,578 which will not expire. The estimated capital loss carryforward represents the carryforward as of the end of the last fiscal year, increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended October 31, 2013, it is estimated that the Fund will utilize $30,883,759 of capital loss carryforward to offset realized capital gains.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2013 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$2,052,030,824

Gross unrealized appreciation	$628,597,656
Gross unrealized depreciation	—

Net unrealized appreciation	$628,597,656

Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended October 31, 2013, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$5,512
Payments Made to Retired Trustees	2,756
Accumulated Liability as of October 31, 2013	67,212

The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation

31    OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

NOTES TO FINANCIAL STATEMENTS    Unaudited / Continued

1. Significant Accounting Policies (Continued)

they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.

Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdraft at a rate equal to the 1 Month LIBOR Rate plus 2.00%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure

32    OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

1. Significant Accounting Policies (Continued)

under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Securities Valuation

The Fund calculates the net asset value of its shares based upon the net asset value of the applicable Underlying Fund. For each Underlying Fund, the net asset value per share for a class of shares is determined as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading by dividing the value of the Underlying Fund’s net assets attributable to that class by the number of outstanding shares of that class on that day.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuations Methods and Inputs

To determine their net asset values, the Underlying Funds’ assets are valued primarily on the basis of current market quotations as generally supplied by third party portfolio pricing services or by dealers. Such market quotations are typically based on unadjusted quoted prices in active markets for identical securities or other observable market inputs.

The net asset value per share of the Subsidiary is determined as of the close of the Exchange, on each day the Exchange is open for trading. The net asset value per share is determined by dividing the value of the Subsidiary’s net assets by the number of shares that are outstanding. The Subsidiary values its investments in the same manner as the Fund as described above.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public

33    OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

NOTES TO FINANCIAL STATEMENTS    Unaudited / Continued

2. Securities Valuation (Continued)

information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those Underlying Funds.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in those Underlying Funds which are publicly offered and reported on an exchange as Level 1, and those Underlying Funds which are not publicly offered as Level 2, without consideration as to the classification level of the specific investments held by the Underlying Funds.

34    OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

2. Securities Valuation (Continued)

The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of October 31, 2013 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Investment Companies	$2,147,349,963	$533,278,517	$—	$2,680,628,480

Total Assets	$2,147,349,963	$533,278,517	$—	$2,680,628,480

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

3. Shares of Beneficial Interest

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended October 31, 2013		Year Ended April 30, 2013[1]
	Shares	Amount	Shares	Amount
Class A
Sold	14,910,384	$201,276,427	26,997,419	$318,082,188
Dividends and/or distributions reinvested	—	—	1,556,257	18,768,420
Redeemed	(10,712,022)	(143,758,924)	(28,033,371)	(323,798,269)

Net increase	4,198,362	$57,517,503	520,305	$13,052,339

Class B
Sold	111,896	$1,480,383	360,409	$4,008,136
Dividends and/or distributions reinvested	—	—	54,216	642,461
Redeemed	(1,132,525)	(14,729,408)	(3,409,591)	(38,712,977)

Net decrease	(1,020,629)	$(13,249,025)	(2,994,966)	$(34,062,380)

Class C
Sold	4,188,595	$55,588,214	5,551,544	$64,810,332
Dividends and/or distributions reinvested	—	—	292,628	3,464,709
Redeemed	(2,458,446)	(32,316,258)	(7,412,441)	(83,645,751)

Net increase (decrease)	1,730,149	$23,271,956	(1,568,269)	$(15,370,710)

1.	For the year ended April 30, 2013 for Class A, Class B, Class C, Class N and Class Y shares, and for the period from August 28, 2012 (inception of offering) to April 30, 3013 for Class I shares.

35    OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

NOTES TO FINANCIAL STATEMENTS    Unaudited / Continued

3. Shares of Beneficial Interest (Continued)

	Six Months Ended October 31, 2013		Year Ended April 30, 2013[1]
	Shares	Amount	Shares	Amount
Class I
Sold	2,226,800	$29,739,999	806,100	$10,073,299
Dividends and/or distributions reinvested	—	—	15,604	189,748
Redeemed	(141,236)	(1,942,282)	(51,496)	(645,050)

Net increase	2,085,564	$27,797,717	770,208	$9,617,997

Class N
Sold	2,310,155	$30,645,964	4,013,220	$46,964,377
Dividends and/or distributions reinvested	—	—	142,970	1,707,058
Redeemed	(1,614,005)	(21,322,314)	(3,678,438)	(42,320,919)

Net increase	696,150	$9,323,650	447,752	$6,350,516

Class Y
Sold	7,167,835	$98,565,173	13,812,275	$164,126,360
Dividends and/or distributions reinvested	—	—	368,152	4,484,098
Redeemed	(3,695,349)	(50,173,803)	(9,702,981)	(115,398,731)

Net increase	3,472,486	$48,391,370	4,477,446	$53,211,727

1.	For the year ended April 30, 2013 for Class A, Class B, Class C, Class N and Class Y shares, and for the period from August 28, 2012 (inception of offering) to April 30, 3013 for Class I shares.

4. Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended October 31, 2013 were as follows:

	Purchases	Sales
Investment securities	$150,380,849	$32,822,840

5. Fees and Other Transactions with Affiliates

Management Fees. Under the investment advisory agreement, the Manager does not charge a management fee, but rather collects indirect management fees from the Fund’s investments in the Underlying Funds. The weighted indirect management fees collected from the Fund’s investment in the Underlying Funds, as a percent of average daily net assets of the Fund for the six months year ended October 31, 2013 was 0.72%. This amount is gross of any waivers or reimbursements of management fees implemented at the Underlying Fund level.

Sub-Adviser Fees. The Manager has retained the Sub-Adviser to provide the day-to-day portfolio management of the Fund. Under the Sub-Advisory Agreement, the Manager pays the Sub-Adviser an annual fee in monthly installments, equal to a percentage of the

36    OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

5. Fees and Other Transactions with Affiliates (Continued)

investment management fee collected by the Manager from the Fund, which shall be calculated after any investment management fee waivers. The fee paid to the Sub-Adviser is paid by the Manager, not by the Fund.

Transfer Agent Fees. OFI Global (the “Transfer Agent”) serves as the transfer and shareholder servicing agent for the Fund. Fees incurred by the Fund with respect to these services are detailed in the Statement of Operations.

Sub-Transfer Agent Fees. The Transfer Agent has retained Shareholder Services, Inc., a wholly-owned subsidiary of OFI (the “Sub-Transfer Agent”), to provide the day-to-day transfer agent and shareholder servicing of the Fund. Under the Sub-Transfer Agency Agreement, the Transfer Agent pays the Sub-Transfer Agent an annual fee in monthly installments, equal to a percentage of the transfer agent fee collected by the Transfer Agent from the Fund, which shall be calculated after any applicable fee waivers. The fee paid to the Sub-Transfer Agent is paid by the Transfer Agent, not by the Fund.

Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.

Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets and 0.25% on Class N shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such

37    OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

NOTES TO FINANCIAL STATEMENTS    Unaudited / Continued

5. Fees and Other Transactions with Affiliates (Continued)

termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at September 30, 2013 were as follows:

Class C	$5,613,509
Class N	1,622,853

Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

Six Months Ended	Class A Front-End Sales Charges Retained by Distributor	Class A Contingent Deferred Sales Charges Retained by Distributor	Class B Contingent Deferred Sales Charges Retained by Distributor	Class C Contingent Deferred Sales Charges Retained by Distributor	Class N Contingent Deferred Sales Charges Retained by Distributor
October 31, 2013	$290,829	$713	$40,268	$14,473	$262

Waivers and Reimbursements of Expenses. The Transfer Agent has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes 0.35% of average annual net assets per class.

During the six months ended October 31, 2013, the Transfer Agent waived transfer and shareholder servicing agent fees as follows:

Class B	$13,346
Class N	829

During the six months ended October 31, 2013, the Fund has reimbursed the Manager for indirect expenses in the amount of $88,636.

Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.

6. Pending Litigation

Since 2009, seven class action lawsuits have been pending in the U.S. District Court for the District of Colorado against OppenheimerFunds, Inc. (“OFI”), OppenheimerFunds Distributor, Inc., the Fund’s principal underwriter and distributor (the “Distributor”), and certain funds (but not including the Fund) advised by OFI Global Asset Management, Inc. and distributed by the Distributor (the “Defendant Funds”). The lawsuits also name as defendants certain officers and current and former trustees of the respective Defendant Funds. The lawsuits raise claims under federal securities law and allege, among other things, that the disclosure documents of the respective Defendant Funds contained misrepresentations and omissions

38    OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

6. Pending Litigation (Continued)

and that the respective Defendant Funds’ investment policies were not followed. The plaintiffs in these actions seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses. The Defendant Funds’ Boards of Trustees have also engaged counsel to represent the Funds and the present and former Independent Trustees named in those suits. On August 26, 2013, the parties in six of these lawsuits executed a memorandum of understanding setting forth the terms of proposed settlements of those actions. The proposed settlements are subject to a variety of contingencies, including the execution of settlement agreements, which will require preliminary and final approval by the court. The proposed settlements do not resolve a seventh outstanding lawsuit relating to Oppenheimer California Municipal Fund.

Other class action and individual lawsuits have been filed since 2008 in various state and federal courts against OFI and certain of its affiliates by investors seeking to recover investments they allegedly lost as a result of the “Ponzi” scheme run by Bernard L. Madoff and his firm, Bernard L. Madoff Investment Securities, LLC (“BLMIS”). Plaintiffs in these suits allege that they suffered losses as a result of their investments in several funds managed by an affiliate of OFI and assert a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses. Neither the Distributor, nor any of the Oppenheimer mutual funds, their independent trustees or directors are named as defendants in these lawsuits. None of the Oppenheimer mutual funds invested in any funds or accounts managed by Madoff or BLMIS. On February 28, 2011, a stipulation of partial settlement of three groups of consolidated putative class action lawsuits relating to these matters was filed in the U.S. District Court for the Southern District of New York. On August 19, 2011, the court entered an order and final judgment approving the settlement as fair, reasonable and adequate. In September 2011, certain parties filed notices of appeal from the court’s order approving the settlement. The settlement does not resolve other outstanding lawsuits against OFI and its affiliates relating to BLMIS.

On April 16, 2010, a lawsuit was filed in New York state court against OFI, an affiliate of OFI and AAArdvark IV Funding Limited (“AAArdvark IV”), an entity advised by OFI’s affiliate, in connection with investments made by the plaintiffs in AAArdvark IV. Plaintiffs allege breach of contract and common law fraud claims against the defendants and seek compensatory damages, costs and disbursements, including attorney fees. On April 11, 2013, the court granted defendants’ motion for summary judgment, dismissing plaintiffs’ fraud claim with prejudice and dismissing their contract claim without prejudice, and granted plaintiffs leave to replead their contract claim to assert a cause of action for specific performance within 30 days. On May 9, 2013, plaintiffs filed a notice of appeal from the court’s dismissal order. On July 15, 2011, a lawsuit was filed in New York state court against OFI, an affiliate of OFI and AAArdvark Funding Limited (“AAArdvark I”), an entity advised by OFI’s affiliate, in connection with investments made by the plaintiffs in AAArdvark I. The complaint alleges breach of contract and common law fraud claims against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees. On November 9, 2011, a lawsuit was filed in New York state court against OFI, an affiliate of OFI

39    OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

NOTES TO FINANCIAL STATEMENTS    Unaudited / Continued

6. Pending Litigation (Continued)

and AAArdvark XS Funding Limited (“AAArdvark XS”), an entity advised by OFI’s affiliate, in connection with investments made by the plaintiffs in AAArdvark XS. The complaint alleged breach of contract against the defendants and sought compensatory damages, costs and disbursements, including attorney fees. On November 8, 2013, the parties filed a stipulation of discontinuance dismissing the lawsuit with prejudice.

OFI believes the lawsuits and appeals described above are without legal merit and, with the exception of actions it has settled, is defending against them vigorously. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, OFI believes that these suits should not impair the ability of OFI or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer mutual funds.

40    OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY

AND SUB-ADVISORY AGREEMENTS    Unaudited

The Fund has entered into an investment advisory agreement with OFI Global Asset Management, Inc. (“OFI Global” or the “Adviser”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”) (“OFI Global” and “OFI” together the “Managers”) and OFI Global has entered into a sub-advisory agreement with OFI whereby OFI provides investment sub-advisory services to the Fund (collectively, the “Agreements”). Each year, the Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to renew the Agreements. The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Managers provide, such information as may be reasonably necessary to evaluate the terms of the Agreements. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition to in-person meetings focused on this evaluation, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

The Adviser, Sub-Adviser and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Managers’ services, (ii) the investment performance of the Fund and the Managers, (iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Managers and their affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Managers from their relationship with the Fund. The Board was aware that there are alternatives to retaining the Managers.

Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.

Nature, Quality and Extent of Services. The Board considered information about the nature, quality and extent of the services provided to the Fund and information regarding the Managers’ key personnel who provide such services. The Sub-Adviser’s duties include providing the Fund with the services of the portfolio manager and the Sub-Adviser’s investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; securities trading services; oversight of third-party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions; and risk management. The Managers are responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund’s shares. The Managers also provide the Fund with office space, facilities and equipment.

The Board also considered the quality of the services provided and the quality of the Managers’ resources that are available to the Fund. The Board took account of the fact that the Sub-Adviser has had over fifty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Sub-Adviser’s advisory, administrative, accounting, legal, compliance

41    OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY

AND SUB-ADVISORY AGREEMENTS    Unaudited / Continued

services and risk management, and information the Board has received regarding the experience and professional qualifications of the Managers’ key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of George Evans, the portfolio manager for the Fund, and the experience of the portfolio managers and the investment performance of the investment companies in which the Fund may invest (the “Underlying Funds”). The Board members also considered the totality of their experiences with the Managers as directors or trustees of the Fund and other funds advised by the Managers. The Board considered information regarding the quality of services provided by affiliates of the Managers, which its members have become knowledgeable about in connection with the renewal of the Fund’s service agreements. The Board concluded, in light of the Managers’ experience, reputation, personnel, operations and resources that the Fund benefits from the services provided under the Agreement.

Investment Performance of the Fund, the Adviser and the Sub-Adviser. Throughout the year, the Adviser and the Sub-Adviser provided information on the investment performance of the Fund, the Adviser and the Sub-Adviser, including comparative performance information. The Board also reviewed information, prepared by the Adviser, the Sub-Adviser and the independent consultant, comparing the Fund’s historical performance to its benchmarks and to the performance of other retail foreign large blend funds. The Board noted that the Fund’s one-year, three-year and five-year performance was better than its category median.

Costs of Services by the Adviser. The Board reviewed the fees paid to the Adviser and the other expenses borne by the Fund. The Board noted that the Fund will not pay a direct management fee but that the Fund indirectly bears its share of the management fees of the Underlying Funds. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Adviser. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and other retail front-end load foreign large blend funds with comparable asset levels and distribution features. The Board considered that the Fund does not pay contractual management fees, although other funds in its peer group and category do have such fees. The Board also considered that the Fund’s total expenses were higher than its peer group median and category median.

Economies of Scale and Profits Realized by the Adviser and Sub-Adviser. The Board considered information regarding the Managers’ costs in serving as the Fund’s investment adviser and sub-adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Managers’ profitability from their relationship with the Fund. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund and the Underlying Funds, and the extent to which those economies of scale would benefit the Fund’s shareholders.

Other Benefits to the Managers. In addition to considering the profits realized by the Managers, the Board considered information that was provided regarding the direct and indirect benefits the Managers receive as a result of their relationship with the Fund, including compensation paid to the Managers’ affiliates and research provided to the Adviser in connection with permissible brokerage arrangements (soft dollar arrangements). The Board also considered that the Managers must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund.

42    OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Managers within the meaning and intent of the Securities and Exchange Commission Rules.

Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreements through September 30, 2014. In arriving at its decision, the Board did not identify any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreements, including the management fees, in light of all the surrounding circumstances.

43    OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

SPECIAL SHAREHOLDER MEETING    Unaudited

On June 21, 2013, a first shareholder meeting of Oppenheimer International Diversified (the “Fund”) was held at which the twelve Trustees identified below were elected to the Fund (Proposal No. 1) as described in the Fund’s proxy statement dated April 12, 3012 (the “Proxy Statement”). The following is a report of the votes cast:

Nominee/Proposal	For	Withheld
Trustees
Brian F. Wruble	132,378,723	2,156,810
David K. Downes	132,307,028	2,228,505
Matthew P. Fink	132,354,463	2,186,070
Edmund Giambastiani, Jr.	132,459,790	2,075,743
Phillip A. Griffiths	132,301,206	2,234,327
Mary F. Miller	132,567,272	1,968,261
Joel W. Motley	132,489,175	2,046,358
Joanne Pace	132,683,809	1,851,724
Mary Ann Tynan	132,548,974	1,986,558
Joseph M. Wikler	132,354,991	2,180,542
Peter I. Wold	132,524,010	2,011,523
William F. Glavin, Jr.	132,525,543	2,009,990

On September 27, 2013, following an adjournment from a second shareholder meeting held on June 21, 2013, as adjourned to August 2, 2013 and August 12, 2013, a meeting of the Fund was held at which the sub-proposals below (Proposal No. 2 (including certain of its sub-proposals)) and an Agreement and Plan of Reorganization to reorganize the Fund into a Delaware statutory trust (Proposal No. 3) were approved as described in the Fund’s Proxy Statement. The following is a report of the votes cast:

Proposal 2: To approve changes in, or the removal of, certain fundamental investment policies/investment objectives.

2a: Proposal to revise the fundamental policy relating to borrowing

For	Against	Abstain
65,883,572	3,132,085	18,119,315

2b-1: Proposal to revise the fundamental policy relating to concentration of investments

For	Against	Abstain
66,141,246	2,916,654	18,077,069

2c-1: Proposal to remove the fundamental policy relating to diversification of investments

For	Against	Abstain
65,615,151	3,292,355	18,227,464

2d: Proposal to revise the fundamental policy relating to lending

For	Against	Abstain
65,710,673	3,221,335	18,202,966

2e: Proposal to remove the additional fundamental policy relating to estate and commodities

For	Against	Abstain
66,049,647	2,888,328	18,196,995

2f: Proposal to revise the fundamental policy relating to senior securities

For	Against	Abstain
65,802,694	2,999,318	18,332,966

44    OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

2g: Proposal to remove the additional fundamental policy relating to underwriting

For	Against	Abstain
65,801,123	2,996,871	18,336,979

Proposal 3: To approve an Agreement and Plan of Reorganization that provides for the reorganization of a Fund from a Maryland corporation or Massachusetts business trust, as applicable, into a Delaware statutory trust.

For	Against	Abstain
66,512,359	2,417,077	18,205,537

45    OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;

UPDATES TO STATEMENTS OF INVESTMENTS     Unaudited

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), (ii) on the Fund’s website at oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Householding—Delivery of Shareholder Documents

This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.

Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at
1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.

46    OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

Trustees and Officers	Brian F. Wruble, Chairman of the Board of Trustees and Trustee
David K. Downes, Trustee
Matthew P. Fink, Trustee
Edmund P. Giambastiani, Jr., Trustee
Phillip A. Griffiths, Trustee
Mary F. Miller, Trustee
Joel W. Motley, Trustee
Joanne Pace, Trustee
Mary Ann Tynan, Trustee
Joseph M. Wikler, Trustee
Peter I. Wold, Trustee
William F. Glavin, Jr., Trustee, President and Principal Executive Officer
George R. Evans, Vice President
Arthur S. Gabinet, Secretary and Chief Legal Officer
Christina M. Nasta, Vice President and Chief Business Officer
Mark S. Vandehey, Vice President and Chief Compliance Officer
Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer

Manager	OFI Global Asset Management, Inc.

Sub-Adviser	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OFI Global Asset Management, Inc.

Sub-Transfer Agent	Shareholder Services, Inc. DBA OppenheimerFunds Services

Independent Registered Public Accounting Firm	KPMG LLP

Legal Counsel	Kramer Levin Naftalis & Frankel LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.

© 2013 OppenheimerFunds, Inc. All rights reserved.

47    OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

PRIVACY POLICY NOTICE

As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.

Information Sources

We obtain nonpublic personal information about our shareholders from the following sources:

•	Applications or other forms

•	When you create a user ID and password for online account access

•	When you enroll in eDocs Direct, our electronic document delivery service

•	Your transactions with us, our affiliates or others

•	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited

•	When you set up challenge questions to reset your password online

If you visit oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.

We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.

If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.

We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.

Protection of Information

We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.

Disclosure of Information

We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.

Right of Refusal

We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.

48    OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

Internet Security and Encryption

In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website. As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.

We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.

•	All transactions, including redemptions, exchanges and purchases, are secured by SSL and 128-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.

•	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

•	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.

Other Security Measures

We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.

How You Can Help

You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.

Who We Are

This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds, Inc., and each of its investment adviser subsidiaries, OppenheimerFunds Distributor, Inc. and OFI Global Trust Co. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated November 2013. In the event it is updated or changed, we will post an updated notice on our website at oppenheimerfunds.com. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at oppenheimerfunds.com or call us at 1.800.CALL OPP (225.5677).

49    OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

Item 2. Code of Ethics.

Not applicable to semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semiannual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments.

a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards

None

Item 11. Controls and Procedures.

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 10/31/2013, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer International Diversified Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	12/9/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	12/9/2013

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date:	12/9/2013